Related party transactions - Key Management (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Fixed compensation	€ 761	€ 782	€ 781
Variable compensation	0	0	0
Compensation from stock option plan	353	353	360
Total	1,114	€ 1,135	€ 1,141
Supervisory board remuneration	180
Ordinary members
Disclosure of transactions between related parties [line items]
Supervisory board remuneration	40
Chairman
Disclosure of transactions between related parties [line items]
Supervisory board remuneration	80
Vice chairman
Disclosure of transactions between related parties [line items]
Supervisory board remuneration	€ 60